Convertible notes at fair value (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instrument Fair Value Disclosure [Abstract]
Schedule of issuance of convertible notes

Convertible notes	Issue date	Maturity date	Principal amounts	Coupon rate
			US$	%
2018 Notes	September 12, 2018	September 12, 2023	30,000	0
November 2019 Notes	November 11, 2019	November 11, 2022	20,000	5
December 2019 Notes	December 16, 2019	December 16, 2022	10,000	5
January 2020 Notes	January 23, 2020	September 12, 2023	3,450	0
July 2020 Notes	July 30, 2020	September 12, 2023	13,100	0

Schedule of movement of transactions of convertible notes

The movement of transactions of these convertible notes during the years ended December 31, 2018, 2019 and 2020 is shown in the table below.

	2018 Notes	November 2019 Notes	December 2019 Notes	January 2020 Notes	July 2020 Notes	Total
Balance as of January 1, 2018	-	-	-	-	-	-
Years ended December 31, 2018
Fair value changes	4,837	-	-	-	-	4,837
New issuance	30,000	-	-	-	-	30,000
Balance as of December 31, 2018	34,837	-	-	-	-	34,837
Years ended December 31, 2019
Fair value changes	41	(58)	(116)	-	-	(133)
New issuance	-	10,000	20,000	-	-	30,000
Conversion of convertible notes (Note (iii))	(4,431)	-	-	-	-	(4,431)
Redemption of convertible notes (Note (iv))	(11,265)	-	-	-	-	(11,265)
Balance as of December 31, 2019	19,182	9,942	19,884	-	-	49,008
Years ended December 31, 2020
Fair value changes	3,644	148	297	344	-	4,433
New issuance	-	-	-	4,002	15,182	19,184
Issuance of convertible notes upon exercise of call option (Note (v))	-	-	-	-	11,466	11,466
Conversion of convertible notes (Note (iii)	(7,630)	(10,090)	(20,181)	(4,346)	(26,648)	(68,895)
Redemption of convertible notes (Note (iv))	(15,196)	-	-	-	-	(15,196)
Balance as of December 31, 2020	-	-	-	-	-	-

Schedule of details of conversion of convertible notes
(iii)	Details of the conversion of convertible notes for the years ended December 31, 2019 and 2020 are as follows.

Convertible notes	Conversion date	Principal amount converted	Number of ADSs converted	Conversion price per ADS US$	Fair value of converted convertible notes as of the conversion date
For the year ended December 31, 2019
2018 Notes	February 1, 2019	1,000	283,888	3.52	1,631
2018 Notes	March 1, 2019	2,000	536,594	3.73	2,800
		3,000	820,482		4,431
For the year ended December 31, 2020
2018 Notes	June 30, 2020	1,000	248,050	4.03	1,551
2018 Notes	July 24, 2020	1,000	236,546	4.23	1,752
2018 Notes	August 11, 2020	2,000	536,596	3.73	4,327
November 2019 Notes	February 18, 2020	20,000	5,128,206	3.90	20,282
December 2019 Notes	February 18, 2020	10,000	2,564,102	3.90	9,989
January 2020 Notes	February 3, 2020	3,450	1,088,876	3.17	4,346
July 2020 Notes	July 30, 2020	13,100	3,851,694	3.40	26,648
		50,550	13,654,070		68,895

Schedule of partially redeemed convertible notes
(iv)	The Company has partially redeemed the 2018 Notes on the following dates.

Redemption date	Principal amount	Consideration paid for redemption
August 22, 2019	3,000	3,261
November 14, 2019	3,450	4,002
December 12, 2019	3,450	4,002
	9,900	11,265
February 3, 2020	6,900	8,004
March 31, 2020	6,200	7,192
	13,100	15,196

Summary of fair value of the notes determined using monte carlo simulation with key assumptions	The fair values of the 2018 Notes, January 2020 Notes and July 2020 Notes as of the dates of conversion and the end of reporting periods were determined using Monte Carlo simulation, with key assumptions summarized in the below table. The volatility was based on the implied historical volatility of certain comparable companies. The risk-free interest rate is equal to the yield, as of the respective measurement dates, of the zero-coupon U.S. Treasury bill that commensurate with the remaining period until the maturity of the convertible notes.

Measurement date	Volatility	Risk-free rate
	%	%
2018 Notes
December 31, 2018	44.32	2.52
February 1, 2019	44.59	2.55
March 1, 2019	44.99	2.62
August 22, 2019	43.86	1.47
November 14, 2019	44.34	1.61
December 12, 2019	43.86	1.71
December 31, 2019	44.17	1.67
February 3, 2020	42.09	1.37
March 31, 2020	45.38	0.45
June 30, 2020	51.24	0.24
July 24, 2020	49.26	0.23
August 11, 2020	49.75	0.23

January 2020 Notes
February 3, 2020	42.09	1.37

July 2020 Notes
July 30, 2020	49.45	0.19

Summary of convertible notes fair value assumptions bond yield

Measurement date	Volatility	Risk-free rate	Bond yield
	%	%	%
November 2019 Notes
December 31, 2019	42.53	1.61	10.09
February 18, 2020	44.02	1.40	10.67

December 2019 Notes
December 31, 2019	42.63	1.61	10.09
February 18, 2020	43.61	1.40	10.67